Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period	$ 2.6	$ 2.0	$ (0.1)
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation	1.3	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(9.4)	4.6	(0.3)
Disposal Groups, Including Discontinued Operations, Name [Domain]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	58.8	101.0	94.2
Income (Loss) from Operations of Discontinued Operations, Net of Tax	5.8	4.6	(0.3)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	(15.2)	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(9.4)	4.6	(0.3)
Cash consideration on sale of business	51.0
Escrow Deposits	8.0
Transfer Of Assets In Business Divestiture	11.1
Goodwill, Written off Related to Sale of Business Unit	35.2
Accounts Receivable Divested Business	$ 13.0